Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended				12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Oct. 31, 2024 SGD ($)		Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,156,784)	$ (1,505,248)	$ (2,019,092)	[1]	$ (3,934,994)	$ (5,137,064)	$ (2,359,844)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Reversal of allowance for expected credit loss of loan receivable	(78,605)	(102,283)		[1]
Impairment of loan receivables					937,284	1,223,608
Fixed assets written off							16,929
Depreciation	68,417	89,026	95,602	[1]	143,214	186,963	176,713
Operating lease expenses	63,571	82,720	70,281		109,286	142,670	136,781
Change in operating assets and liabilities:
Account receivables	(7,100)	(9,239)	376,615		286,642	374,205	135,614
Contract assets							18,827
Other current assets	26,956	35,074	(95,274)		(57,637)	(75,244)	71,491
Inventories	(1,266)	(1,648)	31,059		(93,777)	(122,423)	(36,061)
Accounts payable	(27,605)	(35,921)	(288,010)		(153,183)	(199,977)	202,814
Contract liabilities							(33,951)
Accruals and other payables	183,128	238,293	(29,801)		73,962	96,556	198,001
Operating lease obligations	(63,571)	(82,720)	(70,281)		(109,286)	(142,670)	(136,781)
Net cash used in operating activities	(992,859)	(1,291,946)	(1,928,901)		(2,798,489)	(3,653,376)	(1,609,467)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(8,127)	(10,574)	(234,181)		(184,003)	(240,212)	(121,318)
Loan to third party			(51,622)		(117,432)	(153,306)	(1,530,982)
Receipt from loan to third party	386,005	502,283			46,480	60,680
Net cash used in investing activities	377,878	491,709	(285,803)		(254,955)	(332,838)	(1,652,300)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of bank loans	(21,112)	(27,471)	(413,612)		(337,384)	(440,455)	(143,483)
Proceeds from subscription			255,195
Proceeds from share issuance					195,480	255,195	8,117,201
Loan from major shareholder	584,060	760,000	750,000		1,991,600	2,600,000	636,127
Repayment to major shareholder			(337,330)		(258,395)	(337,330)	(2,865,374)
Deferred offering cost	(2,103)	(2,736)	(120,001)		(208,818)	(272,608)	(224,694)
Net cash provided by financing activities	560,845	729,793	134,252		1,382,483	1,804,802	5,519,777
Translation loss	(3,166)	(4,119)			(876)	(1,143)
Net change in cash and cash equivalents	(57,302)	(74,563)	(2,080,452)		(1,671,837)	(2,182,555)	2,258,010
Cash and cash equivalents - beginning of year	99,561	129,552	2,312,107		1,771,074	2,312,107	54,097
Cash and cash equivalents - end of year	42,259	54,989	231,655		99,561	129,552	2,312,107
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	2,244	2,919	4,916		6,483	8,463	43,543
Cash paid for tax
New shares issued with consideration receivable			$ 37,251		28,534	37,251	37,251
Cash and cash equivalents - end of year					$ 99,237	$ 129,552	$ 2,312,107

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.